Subsequent events (Details)		12 Months Ended
	Jan. 01, 2026 segment businessUnit	Dec. 31, 2025 segment
Segment information
Number of operating segments | segment		4
Operating segment reorganization
Segment information
Number of operating segments | segment	2
Operating segment reorganization | Network Infrastructure | Operating segments
Segment information
Number of business units | businessUnit	3
Operating segment reorganization | Mobile infrastructure | Operating segments
Segment information
Number of business units | businessUnit	3